Condensed Consolidated and Combined Carve-Out Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 2,497	$ 3,971	$ 8,921	$ 805
Other comprehensive income, net of tax
Comprehensive income	$ 2,497	$ 3,971	$ 8,921	$ 805